Document and Entity Information Document	Sep. 20, 2019
Document Type	8-K
Written Communications	false
Amendment Flag	false
Entity File Number	1-34360
Document Period End Date	Sep. 20, 2019
Entity Registrant Name	ENTERGY TEXAS, INC.
Entity Tax Identification Number	61-1435798
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	10055 Grogans Mill Road
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77380
City Area Code	409
Local Phone Number	9812000
Entity Central Index Key	0001427437
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Five Point Six Two Five Percent Series First Mortgage Bonds Due June Two Thousand Sixty Four [Member]
Title of 12(b) Security	Mortgage Bonds, 5.625% Series due June 2064
Security Exchange Name	NYSE
Trading Symbol	EZT
5.375% Series A Preferred Stock, Cumulative, No Par Value [Domain]
Title of 12(b) Security	5.375% Series A Preferred Stock, Cumulative, No Par Value (Liquidation Value $25 Per Share)
Security Exchange Name	NYSE
Trading Symbol	ETI